Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
11.	RELATED PARTY TRANSACTIONS

Key management personnel

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company, and comprises the Company’s President and Chief Executive Officer, Chief Financial Officer, President Peru, Senior Vice President Corporate Affairs and Corporate Secretary and Directors.

Key management compensation for the fifteen months ended December 31, 2025 and twelve months ended September 30, 2024 is comprised of the following:

	Fifteen months ended December 31, 2025	Twelve months ended September 30, 2024
Share-based compensation	$1,830,349	$567,552
Salaries and benefits	2,185,283	–
Professional fees	156,605	573,620
	$4,172,237	$1,141,172

Professional fees relate to the following related party transactions with the Company or Company controlled entities during the fifteen months ended December 31, 2025.

(a)	Stephen Brohman was the Company’s Chief Financial Officer until January 2, 2025. He is a principal of Donaldson Brohman Martin CPA Inc. (“DBM CPA”), a firm in which he has significant influence. DBM CPA provided the Company with accounting and tax services.

(b)	David Fincham was appointed as the Company’s Chief Executive Officer effective October 2022 to October 2024.

(c)	Dr. Leandro Echavarria was the Company’s VP of Exploration until January 7, 2025. He has significant influence over LE Geological Services USA. that provided geological services to the Company.

As of December 31, 2025, accounts payable and accrued liabilities included $812,100 (September 30, 2024 – $45,468) due to key management personnel referred to above.

Related party arrangement

In October 2024, the Company entered into an arrangement to share office space, equipment, personnel, consultants and various administrative services with other companies (Titan Mining Corporation and Armor Minerals Inc.) related by virtue of certain directors and management in common. These services have been provided through a management company equally owned by the related companies. Costs incurred by the management company are allocated and funded by the shareholders of the management company based on time incurred and use of services. All of the parties have jointly entered into a rental agreement for office space. If the Company’s participation in the arrangement is terminated, the Company will be obligated to pay its share of the rent payments for the remaining term of the office space rental agreement. The Company’s obligation for future rental payments if the Company’s participation in the arrangement was terminated on December 31, 2025, was approximately $724,800 (September 30, 2024 – $nil), determined based on the Company’s average share of rent paid in the immediately preceding 12 months.

The Company was charged for the following with respect to these arrangements in the fifteen months ended December 31, 2025 and twelve months ended September 30, 2024:

	Fifteen months ended December 31, 2025	Twelve months ended September 30, 2024
Salaries and benefits	$2,510,125	$–
Office and other	626,879	–
Filing and regulatory fees	713	–
Marketing and travel	27,213	–
	$3,164,930	$–

At December 31, 2025, amounts in receivables include $27,465 due from a related party (September 30, 2024 – $nil) with respect to this arrangement.

All related party balances are unsecured and are due within thirty days without interest.